INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Financing Receivable, Past Due [Line Items]
Intangible Asset, Finite-Lived, Impairment Loss	$ 1,169,991
Amortization of intangible assets	58,776	$ 57,569	$ 60,487
Intangible Assets [Member]
Financing Receivable, Past Due [Line Items]
Loan from bank	3,600,000
Collateral to secure loan	$ 600,000